Cost of services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Cost of services
Wages and salaries		$ 389,449	$ 351,547	$ 318,660
Maintenance		201,850	196,833	183,628
Security and insurance		190,733	172,807	146,018
Utilities (electric, cleaning and water)		237,172	210,893	192,065
Allowance for doubtful accounts		4,570	17,621	5,767
Materials and supplies		79,515	75,698	62,658
Equipment lease, fees and others		132,759	125,854	150,160
Cost of services	$ 68,665	$ 1,236,048	$ 1,151,253	$ 1,058,956